Service Inventories (Tables)	3 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Service Inventories

The following table summarizes the service inventories of the Company as of the period end dates set forth below (in thousands):

	March 31, 2019	December 31, 2018

Spare parts	$31,814	$29,928
Chemicals	15,155	14,803
Raw materials	303	200
Consumables	14,472	14,375
Total	61,744	59,306
Less: allowance for obsolete and slow moving inventories	(1,153)	(1,155)
Total	$60,589	$58,151